Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets by Geographical Location - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,937,391	$ 4,576,460
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	27,425	48,879
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,909,966	$ 4,527,581